Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31	December 31
	2020	2019
	US Dollars (In thousands)

Cash - NIS	16	25
Cash - US dollars	1,850	210

	1,866	235